Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 17,289	$ 15,813	$ 13,779	$ 16,340	$ 14,614	$ 13,026	$ 10,852	$ 11,969	$ 10,671	$ 9,407	$ 10,000
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 16,881	15,466	13,494	16,064	14,384	12,872	10,739	11,886	10,615	9,379	10,000
Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Class 4
Account Value	$ 16,681	15,319	13,365	15,947	14,298	12,794	10,701	11,835	10,588	9,376	10,000
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 32,980	25,283	17,586	29,288	25,217	17,405	13,269	12,866	10,135	10,437	10,000
Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Class 4
Account Value	$ 32,672	25,075	17,411	29,117	25,082	17,333	13,229	12,831	10,121	10,432	10,000
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 12,881	12,877	11,530	15,565	12,237	12,904	10,524	11,257	10,164	10,083	10,000
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 12,556	12,596	11,304	15,288	12,058	12,744	10,414	11,171	10,112	10,057	10,000
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 24,988	21,088	19,316	20,680	16,467	15,563	12,347	12,911	11,116	9,938	10,000
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 24,333	20,623	18,923	20,306	16,213	15,365	12,228	12,814	11,061	9,909	10,000
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 17,126	15,938	14,639	15,448	13,203	13,076	11,232	11,711	10,652	9,316	10,000
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 16,705	15,583	14,346	15,176	12,999	12,909	11,123	11,623	10,598	9,295	10,000
Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Class 4
Account Value	$ 16,531	15,439	14,223	15,066	12,922	12,848	11,071	11,583	10,573	9,285	10,000
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 33,924	26,781	19,033	29,908	25,881	17,851	13,225	13,391	10,431	10,588	10,000
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 33,071	26,185	18,645	29,379	25,486	17,621	13,094	13,289	10,373	10,562	10,000
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 18,144	17,283	14,337	15,015	12,572	13,126	10,525	11,827	10,862	9,661	10,000
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 17,690	16,903	14,050	14,750	12,382	12,960	10,421	11,738	10,808	9,635	10,000
Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Class 4
Account Value	$ 17,510	16,742	13,936	14,647	12,310	12,896	10,377	11,700	10,783	9,626	10,000
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 18,071	16,208	14,252	15,350	12,843	13,497	10,980	12,047	11,089	9,531	10,000
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 17,620	15,835	13,956	15,077	12,652	13,324	10,870	11,954	11,033	9,506	10,000
Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Class 4
Account Value	$ 17,442	15,691	13,848	14,965	12,569	13,254	10,826	11,917	11,009	9,495	10,000
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 27,674	24,923	22,175	24,734	19,460	16,743	12,921	13,578	11,236	9,658	10,000
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 26,998	24,370	21,744	24,314	19,177	16,536	12,796	13,479	11,181	9,635	10,000
Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Class 4
Account Value	$ 26,727	24,147	21,563	24,141	19,065	16,457	12,741	13,435	11,159	9,625	10,000
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 22,488	20,076	17,763	19,697	15,673	14,869	11,734	13,438	12,116	9,282	10,000
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 21,936	19,637	17,417	19,366	15,448	14,686	11,623	13,341	12,057	9,261	10,000
Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Class 4
Account Value	$ 21,732	19,472	17,282	19,226	15,359	14,610	11,574	13,305	12,034	9,248	10,000
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 25,004	22,463	17,670	26,580	24,108	15,501	11,761	12,400	10,185	9,756	10,000
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 24,377	21,954	17,322	26,124	23,746	15,311	11,649	12,310	10,140	9,734	10,000
Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Class 4
Account Value	$ 24,131	21,762	17,176	25,930	23,604	15,228	11,601	12,270	10,115	9,723	10,000
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 12,483	11,966	11,042	12,331	12,056	11,620	10,719	10,928	10,433	9,638	10,000
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 12,169	11,699	10,814	12,117	11,866	11,473	10,618	10,849	10,376	9,613	10,000
Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Class 4
Account Value	$ 12,055	11,593	10,736	12,042	11,799	11,417	10,578	10,820	10,357	9,602	10,000
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 10,800	10,640	10,157	11,223	11,408	10,960	10,392	10,330	10,162	10,071	10,000
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 10,542	10,400	9,956	11,031	11,237	10,822	10,284	10,250	10,114	10,047	10,000
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 19,364	17,322	15,496	17,657	15,045	12,883	10,922	11,725	10,135	9,690	10,000
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 19,302	17,287	15,474	17,611	14,973	12,814	10,876	11,686	10,114	9,688	10,000
Class 5
Account Value [Line Items]
Line Graph and Table Measure Name	Class 5
Account Value	$ 19,300	17,282	15,489	17,656	15,045	12,883	10,923	11,726	10,135	9,690	10,000
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 15,152	14,032	12,443	15,892	16,818	14,327	11,288	13,350	9,491	8,058	10,000
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 14,779	13,727	12,188	15,623	16,574	14,143	11,163	13,257	9,442	8,040	10,000
Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Class 4
Account Value	$ 14,630	13,608	12,092	15,503	16,475	14,075	11,128	13,218	9,421	8,030	10,000
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 12,972	13,076	10,798	11,660	11,164	11,268	9,986	11,785	10,071	9,369	10,000
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 12,655	12,782	10,585	11,456	10,999	11,128	9,889	11,695	10,022	9,351	10,000
Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Class 4
Account Value	$ 12,530	12,667	10,496	11,377	10,929	11,078	9,847	11,659	9,997	9,335	10,000
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 8,349	9,395	9,104	9,568	10,032	10,568	10,335	10,111	9,898	9,590	10,000
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 8,144	9,188	8,931	9,396	9,890	10,441	10,235	10,040	9,851	9,570	10,000
Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Class 4
Account Value	$ 8,069	9,110	8,861	9,339	9,832	10,388	10,198	10,008	9,835	9,561	10,000
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 15,294	14,469	11,935	13,458	12,786	12,064	10,451	12,238	10,304	9,376	10,000
Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 14,917	14,153	11,696	13,216	12,602	11,911	10,344	12,147	10,251	9,351	10,000
Class 4
Account Value [Line Items]
Line Graph and Table Measure Name	Class 4
Account Value	$ 14,764	14,015	11,603	13,128	12,521	11,851	10,308	12,110	10,230	9,346	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
Linked Allocation VIP Fund Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Linked Allocation VIP Fund Benchmark†
Account Value	$ 20,793	18,718	16,124	18,969	16,814	14,931	12,080	12,928	10,787	10,083	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
MSCI World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-U.S. Index-NR
Account Value	$ 16,699	15,949	13,523	15,778	14,010	13,022	10,631	12,374	9,963	9,696	10,000
Linked Allocation VIP Fund Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Linked Allocation VIP Fund Benchmark†
Account Value	$ 20,793	18,718	16,124	18,969	16,814	14,931	12,080	12,928	10,787	10,083	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
MSCI World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-U.S. Index-NR
Account Value	$ 16,699	15,949	13,523	15,778	14,010	13,022	10,631	12,374	9,963	9,696	10,000
Linked Allocation VIP Fund Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Linked Allocation VIP Fund Benchmark†
Account Value	$ 20,793	18,718	16,124	18,969	16,814	14,931	12,080	12,928	10,787	10,083	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
MSCI World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-U.S. Index-NR
Account Value	$ 16,699	15,949	13,523	15,778	14,010	13,022	10,631	12,374	9,963	9,696	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314	10,567	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314	10,567	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
FTSE EPRA/NAREIT Developed Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Index
Account Value	$ 13,697	13,429	12,115	16,026	12,598	13,720	11,149	11,704	10,504	10,005	10,000
FTSE EPRA/NAREIT Developed Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Index
Account Value	$ 13,697	13,429	12,115	16,026	12,598	13,720	11,149	11,704	10,504	10,005	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 18,222	16,857	15,566	16,921	15,184	14,513	12,374	12,576	11,211	9,932	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 18,222	16,857	15,566	16,921	15,184	14,513	12,374	12,576	11,211	9,932	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 18,222	16,857	15,566	16,921	15,184	14,513	12,374	12,576	11,211	9,932	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314	10,567	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314	10,567	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI World Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Account Value	$ 19,045	17,085	15,321	16,390	13,441	13,599	11,170	12,519	10,691	9,518	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI World Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Account Value	$ 19,045	17,085	15,321	16,390	13,441	13,599	11,170	12,519	10,691	9,518	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI World Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Account Value	$ 19,045	17,085	15,321	16,390	13,441	13,599	11,170	12,519	10,691	9,518	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 19,934	18,448	16,091	18,816	14,669	14,020	11,455	13,146	12,190	9,253	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 19,934	18,448	16,091	18,816	14,669	14,020	11,455	13,146	12,190	9,253	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 19,934	18,448	16,091	18,816	14,669	14,020	11,455	13,146	12,190	9,253	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314	12,780	13,418	10,711	9,980	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314	12,780	13,418	10,711	9,980	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314	12,780	13,418	10,711	9,980	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Bloomberg U.S. Government - Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government - Intermediate Index
Account Value	$ 11,308	11,038	10,582	11,469	11,666	11,034	10,488	10,341	10,225	10,118	10,000
Bloomberg U.S. Government - Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government - Intermediate Index
Account Value	$ 11,308	11,038	10,582	11,469	11,666	11,034	10,488	10,341	10,225	10,118	10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 22,959	19,872	16,888	19,730	17,000	14,914	12,283	12,556	11,023	10,202	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 22,959	19,872	16,888	19,730	17,000	14,914	12,283	12,556	11,023	10,202	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Account Value	$ 22,959	19,872	16,888	19,730	17,000	14,914	12,283	12,556	11,023	10,202	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 14,293	13,295	12,105	15,149	15,544	13,139	11,094	12,987	9,460	8,508	10,000
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 14,293	13,295	12,105	15,149	15,544	13,139	11,094	12,987	9,460	8,508	10,000
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 14,293	13,295	12,105	15,149	15,544	13,139	11,094	12,987	9,460	8,508	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
JP Morgan Global Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan Global Government Bond Index
Account Value	$ 9,469	9,828	9,449	11,414	12,207	11,129	10,497	10,567	9,892	9,739	10,000
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Account Value	$ 9,459	9,738	9,258	11,327	12,176	11,058	10,442	10,531	9,797	9,643	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
JP Morgan Global Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan Global Government Bond Index
Account Value	$ 9,469	9,828	9,449	11,414	12,207	11,129	10,497	10,567	9,892	9,739	10,000
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Account Value	$ 9,459	9,738	9,258	11,327	12,176	11,058	10,442	10,531	9,797	9,643	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
JP Morgan Global Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan Global Government Bond Index
Account Value	$ 9,469	9,828	9,449	11,414	12,207	11,129	10,497	10,567	9,892	9,739	10,000
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Account Value	$ 9,459	9,738	9,258	11,327	12,176	11,058	10,442	10,531	9,797	9,643	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	$ 20,584	$ 16,844	$ 20,633	$ 17,406	$ 14,973	$ 11,827	$ 13,056	$ 10,531	$ 9,764	$ 10,000